Deferred tax assets and liabilities - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 2,255	$ 2,487	$ 964
Recognized in income	464	(201)	1,443
Recognized in equity	0	0	0
Translation differences	(4)	(31)	80
Ending balance	2,715	2,255	2,487
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	1	31
Recognized in income	0	(1)	(32)
Recognized in equity	0	0	0
Translation differences	0	0	2
Ending balance	0	0	1
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	37	44	37
Recognized in income	(10)	(5)	2
Recognized in equity	0	0	0
Translation differences	(1)	(2)	5
Ending balance	26	37	44
Unused tax losses & tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	2,218	2,442	896
Recognized in income	474	(195)	1,473
Recognized in equity	0	0	0
Translation differences	(3)	(29)	73
Ending balance	$ 2,689	$ 2,218	$ 2,442